Segment Information - Schedule of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 914,080	$ 791,226	$ 757,247	$ 836,320	$ 848,137	$ 725,230	$ 713,011	$ 833,539	$ 3,298,873	$ 3,119,917	$ 2,880,013
United States
Segment Reporting Information [Line Items]
Revenues									3,057,041	2,893,201	2,664,670
Canada
Segment Reporting Information [Line Items]
Revenues									$ 241,832	$ 226,716	$ 215,343